Goodwill and Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 125,722
2014	124,836
2015	124,117
2016	121,195
2017	$ 117,332